SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

DWS Unconstrained Income VIP

The following changes are effective on or about May 31, 2013:

QS Investors, LLC (“QS Investors”) will no longer serve as subadvisor to each fund. All references to QS Investors are hereby deleted.

The following disclosure is deleted as a heading relating to investment policies and techniques in the INVESTMENT PRACTICES AND TECHNIQUES appendix of the fund’s Statements of Additional Information Part I:

GTAA Overlay Strategy

Please Retain This Supplement for Future Reference

May 1, 2013
SAISTKR-100